Share Capital (Details) - Schedule of Issued and Fully Paid Ordinary Shares - Issued and fully paid ordinary shares [Member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Issued and fully paid ordinary shares
Number of shares, Begining balance	10,000,000	10,000,000
Amount, Begining balance	$ 4,416	$ 4,416
Number of shares, Issuance of shares	16,437,500
Amount, Issuance of shares	$ 23,304,379
Number of shares, Ending balance	26,437,500	10,000,000
Amount, Ending balance	$ 23,308,795	$ 4,416